CONDENSED BALANCE SHEET - ION (Parenthetical) - $ / shares	Sep. 30, 2021	Jan. 14, 2021	Dec. 31, 2020
Ordinary shares, par value (in dollars per share)	$ 0.001		$ 0.001
Ordinary shares, shares authorized (in shares)	75,254,333		75,254,333
Ordinary shares, shares issued (in shares)	15,704,059		13,602,467
Ordinary shares, shares outstanding (in shares)	14,272,521		12,170,929
ION Acquisition Corp 2 LTD
Preference shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preference shares, shares authorized (in shares)	5,000,000		5,000,000
Preference shares, shares issued (in shares)	0		0
Preference shares, shares outstanding (in shares)	0		0
ION Acquisition Corp 2 LTD | Subsequent Event
Share capitalization (in shares)		575,000
Founder shares issued and outstanding (in shares)		6,325,000
Class A ordinary shares | ION Acquisition Corp 2 LTD
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000		500,000,000
Ordinary shares, shares subjected to redemption (in shares)	25,300,000		0
Redemption price (in dollars per share)	$ 10.00		$ 10.00
Ordinary shares, shares issued (in shares)	25,300,000		0
Ordinary shares, shares outstanding (in shares)	25,300,000		0
Class B ordinary shares | ION Acquisition Corp 2 LTD
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	50,000,000		50,000,000
Ordinary shares, shares issued (in shares)	6,325,000		6,325,000
Ordinary shares, shares outstanding (in shares)	6,325,000		6,325,000
Shares subject to forfeiture (in shares)			825,000